Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Overseas SMA Completion Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overseas SMA Completion Portfolio
Average Annual Return, Percent	32.51%	12.88%	11.15%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	13.87%	10.15%	8.89%
MSCI EAFE Value Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	22.65%	14.28%	10.27%